UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

Deutsche Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Large Cap Value Fund
(formerly DWS Large Cap Value Fund)
	Shares	Value ($)
Common Stocks 96.0%
Consumer Discretionary 4.6%
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	250,000	23,430,000
Media 3.1%
Comcast Corp. "A"	750,000	41,047,500
Walt Disney Co.	100,000	8,988,000

		50,035,500
Consumer Staples 7.2%
Beverages 1.9%
Dr. Pepper Snapple Group, Inc.	25,000	1,573,000
PepsiCo, Inc.	325,000	30,059,250

		31,632,250
Food & Staples Retailing 1.0%
CVS Caremark Corp.	200,000	15,890,000
Food Products 0.6%
Kellogg Co. (a)	150,000	9,745,500
Household Products 2.8%
Energizer Holdings, Inc.	100,000	12,152,000
Procter & Gamble Co.	400,000	33,244,000

		45,396,000
Tobacco 0.9%
Altria Group, Inc.	325,000	14,001,000
Energy 13.3%
Energy Equipment & Services 0.5%
Diamond Offshore Drilling, Inc. (a)	200,000	8,788,000
Oil, Gas & Consumable Fuels 12.8%
Apache Corp.	200,000	20,366,000
Canadian Oil Sands Ltd.	625,000	13,462,246
Chevron Corp.	325,000	42,071,250
Exxon Mobil Corp.	575,000	57,189,500
Occidental Petroleum Corp.	400,000	41,492,000
Phillips 66	175,000	15,228,500
Suncor Energy, Inc.	400,000	16,436,000

		206,245,496
Financials 20.8%
Banks 12.0%
Bank of America Corp.	1,250,000	20,112,500
Canadian Imperial Bank of Commerce (a)	150,000	14,335,050
Citigroup, Inc.	800,000	41,320,000
JPMorgan Chase & Co.	875,000	52,018,750
PNC Financial Services Group, Inc.	350,000	29,662,500
U.S. Bancorp.	250,000	10,570,000
Wells Fargo & Co.	500,000	25,720,000

		193,738,800
Capital Markets 1.2%
Franklin Resources, Inc.	325,000	18,369,000
Consumer Finance 1.4%
Capital One Financial Corp.	275,000	22,566,500
Insurance 6.1%
ACE Ltd.	75,000	7,974,750
Allstate Corp.	175,000	10,760,750
American International Group, Inc.	200,000	11,212,000
First American Financial Corp.	500,000	14,175,000
PartnerRe Ltd.	100,000	11,169,000
Prudential Financial, Inc.	325,000	29,152,500
The Travelers Companies, Inc.	150,000	14,206,500

		98,650,500
Real Estate Investment Trusts 0.1%
HCP, Inc. (REIT)	50,000	2,166,500
Health Care 19.2%
Biotechnology 2.4%
Amgen, Inc.	275,000	38,329,500
Health Care Equipment & Supplies 2.8%
C.R. Bard, Inc.	125,000	18,555,000
Medtronic, Inc. (a)	425,000	27,136,250

		45,691,250
Health Care Providers & Services 3.8%
Cardinal Health, Inc.	300,000	22,110,000
UnitedHealth Group, Inc.	125,000	10,835,000
WellPoint, Inc.	250,000	29,127,500

		62,072,500
Pharmaceuticals 10.2%
Eli Lilly & Co.	350,000	22,246,000
Johnson & Johnson	350,000	36,305,500
Mallinckrodt PLC* (a)	250,001	20,372,581
Merck & Co., Inc.	500,000	30,055,000
Pfizer, Inc.	1,875,000	55,106,250

		164,085,331
Industrials 4.9%
Aerospace & Defense 0.7%
Raytheon Co.	125,000	12,042,500
Industrial Conglomerates 3.4%
Danaher Corp.	125,000	9,576,250
General Electric Co.	1,750,000	45,465,000

		55,041,250
Machinery 0.8%
AGCO Corp. (a)	250,000	12,210,000
Information Technology 14.5%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,375,000	34,361,250
Electronic Equipment, Instruments & Components 1.1%
Tech Data Corp.*	250,000	16,875,000
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	300,000	15,336,000
Intel Corp.	500,000	17,460,000
Texas Instruments, Inc.	250,000	12,045,000

		44,841,000
Software 5.7%
Activision Blizzard, Inc.	500,000	11,770,000
Microsoft Corp.	925,000	42,022,750
Oracle Corp.	900,000	37,377,000

		91,169,750
Technology Hardware, Storage & Peripherals 2.8%
EMC Corp.	525,000	15,503,250
Hewlett-Packard Co.	525,000	19,950,000
Western Digital Corp.	100,000	10,301,000

		45,754,250
Materials 1.4%
Chemicals
LyondellBasell Industries NV "A"	200,000	22,870,000
Telecommunication Services 3.9%
Diversified Telecommunication Services
AT&T, Inc.	500,000	17,480,000
BCE, Inc.	250,000	11,255,000
Verizon Communications, Inc.	675,000	33,628,500

		62,363,500
Utilities 6.2%
Electric Utilities 3.1%
Entergy Corp.	125,000	9,676,250
Pinnacle West Capital Corp.	200,000	11,390,000
Southern Co. (a)	650,000	28,860,000

		49,926,250
Gas Utilities 1.3%
UGI Corp.	400,000	21,192,000
Multi-Utilities 1.8%
Public Service Enterprise Group, Inc.	450,000	16,825,500
Wisconsin Energy Corp. (a)	250,000	11,332,500

		28,158,000

Total Common Stocks (Cost $1,255,928,196)		1,547,638,377
Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $63,259,488)	63,259,488	63,259,488
Cash Equivalents 4.5%
Central Cash Management Fund, 0.05% (b) (Cost $71,725,220)	71,725,220	71,725,220

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,390,912,904) †	104.4	1,682,623,085
Other Assets and Liabilities, Net	(4.4)	(70,583,529)

Net Assets	100.0	1,612,039,556

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,398,154,174.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $284,468,911.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $295,729,203 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,260,292.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2014 amounted to $61,882,478, which is 3.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,547,638,377	$—	$—	$1,547,638,377
Short-Term Investments (d)	134,984,708	—	—	134,984,708

Total	$1,682,623,085	$—	$—	$1,682,623,085

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014